ASSET EXCHANGE AGREEMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Gain on asset exchange	$ 0	$ 16
Income tax expense	(81)	(61)
Cash	241	161	$ 9
Property, plant and equipment	1,421	1,262
Other liabilities	(29)	(27)
Deferred income tax liabilities	$ (151)	(157)
Asset exchange transaction for OSB Mills
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Gain on asset exchange		16
Income tax expense		(4)
Gain on asset exchange, net		12
Cash		7
Property, plant and equipment		11
Other liabilities		(2)
Deferred income tax liabilities		(4)
Increase in net assets		12
Cash received relating to the removal of a restrictive land-use covenant in 2016		$ 7